Commitments and Contingencies (Details) - USD ($)				6 Months Ended
	Oct. 07, 2024	Aug. 27, 2024	Jun. 11, 2024	Jun. 30, 2024	Dec. 01, 2023
Commitments and Contingencies [Line Items]
License consideration paid				$ 250,000
Milestone payments due, description				(i) $750,000 payable following the end of a Phase II meeting with the FDA, with the amount to be reduced to $375,000 if toxicology studies must be repeated; (ii) $2 million following the earlier of U.S. Food and Drug Administration (“FDA”) marketing authorization of Quilience or Nolazol; (iii) 1% of any upfront and milestone payments, if any, from any sublicensees and (iv) $3 million as a one-time payment upon the Company’s product candidate reaching $250 million in cumulative sales.
Aggregate amount					$ 492,723
Unpaid interest				$ 886,412.46
Interest rate, percentage				6.00%
Unpaid consulting fees			$ 35,171
Forecast [Member]
Commitments and Contingencies [Line Items]
Unpaid interest		$ 110,179
Interest rate, percentage		5.00%
Forecast [Member] | Chad Hellman [Member]
Commitments and Contingencies [Line Items]
Unpaid consulting fees	$ 36,940